[graphic omitted]
                              LIBERTY MASSACHUSETTS
                                TAX-EXEMPT FUND

                                  ANNUAL REPORT
                                JANUARY 31, 2002

--------------------------------------------------------------------------------
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 FOR MORE INFORMATION ABOUT RECEIVING YOUR SHAREHOLDER REPORTS ELECTRONICALLY,
       CALL US AT 800-345-6611. TO SIGN UP FOR eDELIVERY, VISIT US ONLINE
                            AT WWW.LIBERTYFUNDS.COM.

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Keith T. Banks]

Dear Shareholder:

The Federal Reserve Board's aggressive interest rate cuts -- its response to a slowing economy -- and a volatile stock market provided support for bonds during the year ended January 31, 2002. During this period, the nation's central bank brought a key short-term interest rate -- the federal funds rate -- down from 5.5% to 1.75%, its lowest point ever in the past 40 years.

  For a second consecutive year, municipal bonds were solid performers. The environment was generally more favorable for corporate and government agency bonds, as investors focused on their attractive values. However, the positive returns generated by municipal bonds helped offset the disappointment of a sagging stock market and historically low yields on money market funds.

  In addition, I am pleased to report that your fund's class A and C shares received a 4-star Overall Morningstar Rating(TM) while class B shares received a 3-star Overall Morningstar Rating(TM) as of January 31, 2002 (see the data box). The Morningstar Rating reflects returns extending over longer periods than this 12-month report and also considers the amount of risk assumed in achieving the return. While we may not always be able to report such good news, we believe that these results speak well to Liberty's consistent approach.

  As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial was completed on November 1, 2001. Although the ownership of the investment advisor has changed, your fund will continue to be guided by the same investment principles and the same portfolio manager that attracted you to the fund in the first place. In the following pages, your portfolio manager discusses specific market factors and the performance of the fund in greater detail.

     Sincerely,

 /s/ Keith T. Banks

     Keith T. Banks
     President
     Liberty Funds

MORNINGSTAR RATING(TM)
--------------------------------------------------------------------------------
                              OVERALL        3-YEAR    5-YEAR    10-YEAR
--------------------------------------------------------------------------------
CLASS A                        ****           ***       ****       ****
--------------------------------------------------------------------------------
CLASS B                         ***           ***        ***        n/a
--------------------------------------------------------------------------------
CLASS C                        ****          ****        n/a        n/a
--------------------------------------------------------------------------------
MUNICIPAL BOND FUNDS                         1655       1466        494
--------------------------------------------------------------------------------

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) metric each month by subtracting the return on a 90-day US Treasury bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating(TM) metrics. Each fund is rated exclusively against US-domiciled municipal bond funds. Past performance is no guarantee of future funds.

--------------------------------------------------------------------------------
MEET THE PRESIDENT

Keith T. Banks is chief investment officer of FleetBoston Financial and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc.

   Mr. Banks joined the company in 2000 from J.P. Morgan Investment
Management, where he was managing director and head of US Equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US Equity Research and global head of Research.
--------------------------------------------------------------------------------

As economic and market conditions change frequently, there can be no assurance that trends described in this report will continue or come to pass.

                                               -------------------------------
                                                Not FDIC    May Lose Value
                                                 Insured   ------------------
                                                           No Bank Guarantee
                                               -------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Value of a $10,000 investment
1/31/92 - 1/31/02

        CLASS A         CLASS A         LEHMAN
        SHARES          SHARES         BROTHERS
        WITHOUT          WITH          MUNICIPAL
         SALES           SALES           BOND
        CHARGE          CHARGE          INDEX
-------------------------------------------------
       $10,000         $ 9,525         $10,000
        10,122           9,641          10,096
        10,755          10,244          10,697
        10,572          10,070          10,557
        11,086          10,560          10,983
        11,487          10,942          11,372
        11,745          11,187          11,642
        12,137          11,561          12,044
        12,399          11,810          12,329
        11,716          11,160          11,619
        11,968          11,399          11,862
        11,526          10,979          11,520
        11,963          11,395          11,891
        12,432          11,842          12,392
        12,655          12,054          12,796
        13,198          12,571          13,230
        13,744          13,091          13,681
        13,268          12,638          13,377
        13,534          12,891          13,640
        13,891          13,231          13,984
        14,077          13,409          14,207
        14,158          13,485          14,265
        14,933          14,224          15,039
        15,047          14,332          15,172
        15,476          14,741          15,644
        15,391          14,660          15,592
        15,746          14,998          15,941
        16,170          15,402          16,389
        16,441          15,660          16,684
        16,316          15,541          16,676
        15,979          15,220          16,401
        15,563          14,824          16,099
        15,462          14,728          16,078
        15,986          15,227          16,522
        16,504          15,720          17,107
        16,914          16,110          17,469
        17,829          16,982          18,215
        17,668          16,829          18,237
        18,516          17,637          18,832
        19,016          18,113          19,304
        18,836          17,941          19,290


PERFORMANCE OF A $10,000 INVESTMENT
1/31/92 - 1/31/02 ($)

                   without   with
                    sales    sales
                   charge   charge
-------------------------------------
Class A             18,836   17,941
-------------------------------------
Class B             17,538   17,538
-------------------------------------
Class C             18,460   18,460

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment and does not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/02 (%)

Share class                    A                  B                  C
Inception                 4/10/87             6/8/92             8/1/97
------------------------------------------------------------------------------
                      without     with   without      with   without      with
                        sales    sales     sales     sales     sales     sales
                       charge   charge    charge    charge    charge    charge

------------------------------------------------------------------------------
1-year                   5.62     0.61      4.86     -0.14      5.17      4.17

------------------------------------------------------------------------------
5-year                   5.99     4.96      5.21      4.88      5.56      5.56

------------------------------------------------------------------------------
10-year                  6.54     6.02      5.78      5.78      6.32      6.32

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01 (%)

Share class                    A                  B                 C
------------------------------------------------------------------------------
                      without     with   without      with   without      with
                        sales    sales     sales     sales     sales     sales
                       charge   charge    charge    charge    charge    charge
------------------------------------------------------------------------------
1-year                   4.67    -0.30      3.90     -1.06      4.21      3.21
------------------------------------------------------------------------------
5-year                   5.70     4.67      4.92      4.59      5.28      5.28
------------------------------------------------------------------------------
10-year                  6.38     5.87      5.63      5.63      6.17      6.17

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

--------------------------------------------------------------------------------
SEC YIELDS AS OF 1/31/02 (%)
CLASS A                                                     4.00
CLASS B                                                     3.43
CLASS C                                                     3.74

THE 30-DAY SEC YIELDS REFLECT THE PORTFOLIO'S EARNING POWER, NET OF EXPENSES, EXPRESSED AS AN ANNUALIZED PERCENTAGE OF THE PUBLIC OFFERING PRICE AT THE END OF THE PERIOD. IF THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED CERTAIN FUND EXPENSES, THE SEC YIELD WOULD HAVE BEEN 3.40%, 2.80%, AND 2.81% FOR CLASS A, B AND C SHARES, RESPECTIVELY.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 1/31/02 (%)
CLASS A                                                     6.90
CLASS B                                                     5.92
CLASS C                                                     6.45

TAXABLE-EQUIVALENT SEC YIELDS ARE BASED ON THE COMBINED MAXIMUM EFFECTIVE 42.04% FEDERAL AND STATE INCOME TAX RATE. THIS TAX RATE DOES NOT REFLECT THE PHASEOUT OF EXEMPTIONS OR THE REDUCTION OF OTHERWISE ALLOWABLE DEDUCTIONS THAT OCCUR WHEN ADJUSTED GROSS INCOME EXCEEDS CERTAIN LEVELS.

BOUGHT
--------------------------------

New Bedford general obligation bonds, offering a 5.5% coupon and maturing in 2016 (1.5% of net assets). We purchased these bonds for their intermediate duration, premium coupon and good call protection. Intermediate bonds generally offer yields comparable to that of longer-term maturity bonds without as much price fluctuation. The purchase was consistent with our decision to emphasize call-protected bonds which are less likely to be redeemed when interest rates decline as expectations about inflation decline.

Holdings are disclosed as of January 31, 2002, and are subject to change.

NET ASSET VALUE PER SHARE as of 1/31/02 ($)
    Class A                                                 7.85
    Class B                                                 7.85
    Class C                                                 7.85

DISTRIBUTIONS DECLARED PER SHARE,
from 2/01/01 - 1/31/02 ($)
    Class A                                                0.411
    Class B                                                0.354
    Class C                                                0.377

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

Although the past 12 months have been extraordinarily difficult for the economy, the nation and the stock markets, it was another positive year for bonds. Municipal bonds lagged corporate and government agency bonds. However, for the 12 months ended January 31, 2002, Liberty Massachusetts Tax-Exempt Fund class A shares delivered a total return of 5.62%, without a sales charge. That was lower than the Lehman Brothers Municipal Bond Index, which returned 5.90%, but higher than the fund's peer group, the Lipper Massachusetts Municipal Debt Funds average,(1) which returned 4.88% over the same period. The fund's performance was primarily the result of our decision to emphasize intermediate-term bonds during a period of rapidly declining short-term interest rates, which favored short-term bonds.

SHORT RATES DOWN, BUT NOT LONGER ONES
We began the year with a portfolio duration longer than our benchmark index, which reflected our expectation that economic growth would slow gradually and interest rates would come down. (Duration is a measure of a bond's sensitivity to changes in interest rates.) As a result of our outlook, we maintained our focus on bonds in the 10- to 20-year maturity range, which are intermediates and longer-term bonds.

However, short-term interest rates came down farther and faster than we expected as the Federal Reserve Board reduced the federal funds rate 10 times during the period. (The federal funds rate is the rate member banks pay to borrow funds.) The fact that short rates fell so much raised concerns over the potential for an inflationary economic recovery. This concern kept intermediate and longer-term interest rates from falling with short rates. Toward the end of the fund's fiscal year, many investment-grade municipal bonds experienced steep price corrections, as investors became more optimistic about the economy and shifted their focus to the stock market.

(1)Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

CAUTIOUS OUTLOOK FOR MASS. ECONOMY
The Massachusetts economy is experiencing a downturn, which could continue through much of 2002. The state is grappling with sharply lower revenue collections while the demand for public services is expanding.

The state's manufacturing industries were especially weak during the past year, and it is evident that weakness is spreading to the tourism and business service sectors. However, the pressure on the high-tech industry could ease as a result of massive government spending on defense- and security-related technologies in the coming quarters. One additional sign of stability is the state's large public construction projects, which continue to support an otherwise cyclical construction industry.

STABLE SHORT RATES AND MODEST DECLINES FOR INTERMEDIATE AND LONG RATES Although we expect the economy to recover in 2002, we do not expect robust sustained growth. In this environment, we intend to focus on high-quality bonds of intermediate duration and with good call protection. We believe bond structure -- maturity, coupon and credit quality -- is the key determinant of performance, and we will continue to pay close attention to each of these factors in analyzing and buying bonds. In addition, we are taking steps to reduce the portfolio's direct exposure of uninsured general obligation bonds.

 /s/ Gary Swayze

     Gary Swayze

Gary Swayze is portfolio manager of Liberty Massachusetts Tax-Exempt Fund and a senior vice president of Colonial Management Associates, Inc.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax.

Single-state municipal bond funds pose additional risks due to limited geographical diversification.

--------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
--------------------------------------------------------------------------------

                              AS OF 1/31/02            AS OF 1/31/01(%)

0-5 YEARS                          4.5                      5.9
5-7 YEARS                          2.1                      1.0
7-10 YEARS                        12.2                     11.4
10-15 YEARS                       23.4                     13.4
15-20 YEARS                       24.9                     29.2
20-25 YEARS                        9.4                     12.4
25 YEARS AND OVER                 20.2                     22.1
CASH EQUIVALENT                    3.3                      4.6

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

--------------------------------------------------------------------------------
QUALITY BREAKDOWN AS OF 1/31/02 (%)
--------------------------------------------------------------------------------

                    AAA:                55.7
                     AA:                18.6
                      A:                10.8
                    BBB:                 7.8
                     BB:                 0.8
              Non-rated:                 3.0
        Cash equivalent:                 3.3

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

January 31, 2002

MUNICIPAL BONDS - 97.3%                                    PAR         VALUE
----------------------------------------------------------------------------
EDUCATION - 12.0%
EDUCATION - 11.0%
State College Building Authority, Series 1999 A:
  (a) 05/01/18                                      $7,760,000  $  3,308,243
  (a) 05/01/23                                       6,000,000     1,902,060
State Development Finance Agency:
  Boston University, Series 1999 P,
  6.000% 05/15/59                                    1,000,000     1,054,980
  College of Pharmacy & Health Science,
  Series 1999 B,
  6.625% 07/01/20                                      765,000       798,637
State Health & Educational Facilities Authority:
  Brandeis University, Series 1998 I,
  4.750% 10/01/28                                    7,000,000     6,455,960
  Harvard University, Series N,
  6.250% 04/01/20                                    2,250,000     2,618,392
  Learning Center for Deaf Children,
  Series 1999 C,
  6.100% 07/01/19                                    1,000,000       956,250
  University of Massachusetts, Series 2000 A,
  5.850% 10/01/20                                    2,000,000     2,146,660
State Industrial Finance Agency:
  Cambridge Friends School, Series 1998,
  5.750% 09/01/18                                    1,000,000       970,840
  Concord Academy, Series 1997,
  5.500% 09/01/27                                    1,250,000     1,229,712
  St John's High School,
  Series 1998,
  5.700% 06/01/18                                    1,000,000       996,760
  Tabor Academy, Series 1998,
  5.400% 12/01/18                                    1,000,000       975,960
                                                                ------------
                                                                  23,414,454
                                                                ------------
STUDENT LOAN - 1.0%
New England Educational Loan Marketing Corp.,
  Student Loan, Series 1993 A,
  5.700% 07/01/05                                    2,000,000     2,131,840
                                                                ------------
----------------------------------------------------------------------------
HEALTH CARE - 17.5%
CONGREGATE CARE RETIREMENT - 0.9%
Boston Industrial Development Finance Authority,
  Springhouse, Inc., Series 1988,
  5.875% 07/01/18                                    1,200,000     1,033,500
State Development Finance Agency, Series 1999 A,
  5.750% 07/01/23                                    1,000,000       883,420
                                                                ------------
                                                                   1,916,920
                                                                ------------
HEALTH SERVICES - 0.8%
State Development Finance Agency, Boston
  Biomedical Research Institute, Series 1999,
  5.750% 02/01/29                                    1,750,000     1,621,585
                                                                ------------
HOSPITALS - 13.1%
Cape Cod Healthcare Group,
  5.250% 11/15/17                                    2,000,000     2,005,060
Covenant Health,
  6.000% 07/01/31                                    1,000,000       970,390
State Development Finance Agency, Massachusetts
  Biomedical Research Corp., Series 2000 C,
  6.250% 08/01/20                                    1,000,000     1,046,290
State Health & Educational Facilities Authority:
  Berkshire Health System,
  Series C,
  6.000% 10/01/20                                    1,000,000       983,380
  Cape Cod Health Care,
  Series 1998 B,
  5.450% 11/15/23                                    2,000,000     1,819,160
  Children's Hospital, Series E,
  6.200% 10/01/16                                    2,000,000     2,053,460
  Dana-Farber Cancer Institute:
  Series 1995 G1,
  5.500% 12/01/27                                    5,000,000     4,823,300
  Series C,
  6.650% 12/01/15                                      250,000       255,208
  Milford-Whitinsville Regional Hospital,
  Series C,
  5.375% 07/15/28                                      500,000       421,645
  Partners Healthcare System, Series C,
  5.750% 07/01/32                                    1,000,000     1,015,050
  South Shore Hospital,
  Series 1999 F:
  5.625% 07/01/19                                    2,015,000     1,991,767
  5.750% 07/01/29                                    1,000,000       985,020
  UMass Memorial Hospital, Series 2001 C,
  6.625% 07/01/32                                    1,000,000     1,023,460
  Winchester Hospital,
  Series 2000 E,
  6.750% 07/01/30                                    1,000,000     1,026,530
  Youville House Project,
  5.950% 02/15/17                                      500,000       520,365
State Industrial Finance Agency, Massachusetts
  Biomedical Research Corp.:
  Series A 2,
  (a) 08/01/08                                       2,000,000     1,512,280
  Series 1989 A 2,
  (a) 08/01/10                                       8,000,000     5,417,920
                                                                ------------
                                                                  27,870,285
                                                                ------------
INTERMEDIATE CARE FACILITIES - 0.4%
State Development Finance Agency, New England
  Center for Children, Series 1998,
  5.875% 11/01/18                                      975,000       845,812
                                                                   ---------
NURSING HOMES - 2.3% State Industrial
  Finance Agency:
  American Health Woodlawn Manor, Inc.:
  Series A,
  7.750% 01/01/28                                    1,390,000     1,242,312
  Series B,
  10.250% 07/01/27                                     295,000       280,619
  Chelsea Jewish Nursing Home, Series A,
  6.500% 08/01/37                                      970,000     1,058,241
  GF/Massachusetts, Inc.,
  Series 1994,
  8.300% 07/01/23                                    2,315,000     2,375,769
                                                                ------------
                                                                   4,956,941
                                                                ------------
----------------------------------------------------------------------------
HOUSING - 2.9%
MULTI-FAMILY - 2.2%
Boston Mount Pleasant Housing Development Corp.,
  Series A,
  6.750% 08/01/23                                    1,540,000     1,579,347
State Housing Finance Agency, Series 1992 C,
  6.875% 11/15/11                                    3,000,000     3,084,240
                                                                ------------
                                                                   4,663,587
                                                                ------------
SINGLE FAMILY - 0.7%
State Housing Finance Agency, Series 57,
  5.600% 06/01/30                                    1,590,000     1,592,703
                                                                ------------
----------------------------------------------------------------------------
OTHER - 11.1%
OTHER - 0.6%
State Development Finance Agency, Worcester
  Redevelopment Authority,
  Series 1999,
  6.000% 06/01/24                                    1,300,000     1,349,478
                                                                ------------
REFUNDED/ESCROWED (b) - 10.5%
Boston, Series 1992 A,
  6.500% 07/01/12                                    1,000,000     1,040,850
Plymouth County, Plymouth County Correctional
  Facility, Series A,
  7.000% 04/01/22                                    1,000,000     1,055,770
Rail Connections, Inc., Rte. 128 Parking Garage,
  Series 1999 A:
  6.000% 07/01/13                                      500,000       572,805
  6.000% 07/01/14                                      500,000       572,805
State:
  Series B,
  7.000% 07/01/09                                    4,385,000     5,136,633
  Series 1992 B,
  6.500% 08/01/08                                    1,000,000     1,149,910
State Health & Educational Facilities Authority:
  Community Colleges Program, Series A,
  6.600% 10/01/22                                    1,250,000     1,316,588
  Cooley Dickinson Hospital, Series A,
  7.125% 11/15/18                                    1,675,000     1,811,680
  Corporation for Independent Living,
  8.100% 07/01/18                                      270,000       298,687
  Worcester Polytechnic Institute, Series E,
  6.625% 09/01/17                                      500,000       524,700
  6.750% 09/01/11                                      500,000       525,065
State Industrial Finance Agency, Belmont
  Home Care, Series 1995 A,
  9.270% 01/01/25                                    1,915,000     2,308,571
State Turnpike Authority,
  Series 1993 A,
  5.000% 01/01/20                                    5,000,000     5,020,850
Weymouth, Series 1992:
  6.700% 06/15/09                                      200,000       207,834
  6.700% 06/15/10                                      200,000       207,834
  6.700% 06/15/11                                      155,000       161,071
  6.700% 06/15/12                                      140,000       145,484
Virgin Islands Public Finance Authority,
  Series 1992 A,
  7.000% 10/01/02                                      250,000       259,045
                                                                ------------
                                                                  22,316,182
                                                                ------------
OTHER REVENUE - 0.4%
RECREATION - 0.4%
State Development Finance Agency, YMCA of
  Greater Boston,
  Series 1998,
  5.450% 11/01/28                                   $1,000,000    $  956,160
                                                                ------------
----------------------------------------------------------------------------
RESOURCE RECOVERY - 1.7%
DISPOSAL - 0.6%
State Industrial Finance Agency, Peabody
  Monofill Associates, Inc., Series 1995,
  9.000% 09/01/05                                    1,145,000     1,213,700
                                                                ------------
RESOURCE RECOVERY - 1.1%
State Development Finance Agency, Ogden
  Haverhill Project,
  Series 1998 B,
  5.500% 12/01/19                                    1,000,000       760,640
State Industrial Finance Agency, Ogden
  Haverhill Project,
  Series 1998 A,
  5.600% 12/01/19                                    2,000,000     1,540,040
                                                                ------------
                                                                   2,300,680
                                                                ------------
----------------------------------------------------------------------------
TAX-BACKED - 19.1%
LOCAL GENERAL OBLIGATIONS - 3.4%
Belchertown,
  5.000% 01/15/14                                    1,665,000     1,747,351
New Bedford, Series 2001,
  5.500% 05/01/16                                    2,955,000     3,170,390
Southern Berkshire Regional School District,
  7.000% 04/15/11                                      500,000       518,740
Springfield, Municipal Purpose Loan, Series 2001,
  5.500% 08/01/15                                    1,000,000     1,082,360
Westford, Series 2000,
  5.250% 04/01/20                                      700,000       713,209
                                                                ------------
                                                                   7,232,050
                                                                ------------
SPECIAL NON-PROPERTY TAX - 1.6%
Puerto Rico Commonwealth Highway & Transportation
  Revenue, Series E,
  5.500% 07/01/14                                    2,000,000     2,208,660
Puerto Rico Highway & Transportation Authority,
  Series W,
  5.500% 07/01/09                                      660,000       728,317
Puerto Rico Public Buildings Authority,
  Government Facilities, Series C,
  5.500% 07/01/14                                      500,000       534,365
                                                                ------------
                                                                   3,471,342
                                                                ------------
SPECIAL PROPERTY TAX - 0.5%
Massachusetts Bay Transportation Authority,
  Series 2000 A,
  5.250% 07/01/30                                    1,000,000     1,003,330
                                                                ------------
STATE APPROPRIATED - 1.2%
Massachusetts Bay Transportation Authority,
  Series 1988,
  7.750% 01/15/06                                      250,000       278,992
Puerto Rico Public Finance Corp.:
  Series 1998 A,
  5.375% 06/01/15                                    1,000,000     1,088,000
  Series E,
  6.000% 08/01/26                                      600,000       659,250
University of Massachusetts Building Authority,
  Series 1991 A,
  7.200% 05/01/04                                      400,000       426,580
                                                                ------------
                                                                   2,452,822
                                                                ------------
STATE GENERAL OBLIGATIONS - 12.4%
  Commonwealth of Puerto Rico:
  Series 1998,
  4.500% 07/01/23                                    1,000,000       923,550
  Series 1999,
  5.250% 07/01/18                                    1,000,000     1,031,130
  Series 2001,
  5.500% 07/01/16                                    1,750,000     1,916,513
  Public Finance Corp.,
  Series 1998 A,
  5.375% 06/01/19                                    2,190,000     2,344,921
Massachusetts Bay Transportation Authority,
  Series 1991 A,
  7.000% 03/01/21                                    1,500,000     1,835,595
  Series 1991 B,
  6.200% 03/01/16                                    3,700,000     4,258,552
  Series 1994 A:
  7.000% 03/01/10                                    5,000,000     5,928,350
  7.000% 03/01/11                                    2,000,000     2,395,760
  7.000% 03/01/14                                    1,250,000     1,524,350
  Series 1998,
  4.750% 03/01/21                                    1,000,000       946,720
State College Building Authority,
  Series 1994 A,
  7.500% 05/01/14                                    1,825,000     2,295,175
State General Obligation, Consolidated Loan,
  Series D,
  5.500% 11/01/15                                    1,000,000     1,089,820
                                                                ------------
                                                                  26,490,436
                                                                ------------
TRANSPORTATION - 9.2%
 AIR TRANSPORTATION - 1.7%
State Port Authority:
  Delta Air Lines, Inc.,
  Series 2001 A,
  5.500% 01/01/15                                    1,985,000     2,058,624
  US Airways, Inc., Series 1999,
  6.000% 09/01/21                                    1,500,000     1,583,220
                                                                ------------
                                                                   3,641,844
                                                                ------------
AIRPORT - 2.1% State Port Authority, Series 1999:
  9.690% 07/01/29                                    1,500,000     1,625,070
  10.190% 07/01/29                                   2,500,000     2,764,050
                                                                ------------
                                                                   4,389,120
                                                                ------------
TOLL FACILITIES - 4.5% State Turnpike Authority:
  Series 1999 A:
  4.750% 01/01/34                                    5,500,000     4,950,880
  5.000% 01/01/39                                    5,000,000     4,719,250
                                                                ------------
                                                                   9,670,130
                                                                ------------
TRANSPORTATION - 0.9%
State, Series 1998 B,
  (a) 06/15/12                                       3,145,000     1,936,188
                                                                ------------
----------------------------------------------------------------------------
UTILITY - 23.4%
INDEPENDENT POWER PRODUCER - 0.3%
Puerto Rico Industrial, Educational, Medical
  & Environmental Cogeneration Facilities,
  AES Project,
  Series 2000,
  6.625% 06/01/26                                      650,000       702,429
                                                                ------------
JOINT POWER AUTHORITY - 2.5%
State Municipal Wholesale
  Electric Co.:
  Nuclear Project 3-A,
  5.250% 07/01/13                                    1,180,000     1,241,065
  Nuclear Project 6-A,
  5.250% 07/01/14                                    2,000,000     2,086,060
  Series 1994 A,
  IFRN (variable rate),
  8.645% 07/01/16
  (reset date 02/28/02)                              2,000,000     2,017,500
                                                                ------------
                                                                   5,344,625
                                                                ------------
MUNICIPAL ELECTRIC - 1.8%
Puerto Rico, Electric Power Authority:
  Series 1995 Y,
  7.000% 07/01/07 (c)                                1,500,000     1,752,105
  Series 1998 EE,
  4.750% 07/01/24                                    1,000,000       953,520
State Devens Electric,
  6.000% 12/01/30                                    1,000,000     1,004,750
                                                                ------------
                                                                   3,710,375
                                                                ------------
WATER & SEWER - 18.8%
  Boston Water & Sewer Commission:
  Series 1992 A,
  5.750% 11/01/13                                    1,000,000     1,100,690
  Series 1993 A,
  5.250% 11/01/19                                    4,750,000     4,939,477
  Series 1998 D:
  4.750% 11/01/22                                    2,000,000     1,882,560
  5.000% 11/01/28                                    1,500,000     1,458,915
State Water Pollution Abatement Trust:
  New Bedford Project:
  Series 1996 A,
  6.000% 02/01/06                                      220,000       242,695
  Series 1999 A,
  6.000% 08/01/17                                    2,445,000     2,768,962
  Pool Project,
  Series 5,
  5.500% 08/01/14                                    1,085,000     1,158,563
  Series 7:
  5.250% 02/01/12                                    1,000,000     1,067,020
  5.250% 02/01/14                                    2,000,000     2,100,720
State Water Resources Authority:
  Series 1992 A:
  6.500% 07/15/09                                    2,000,000     2,308,400
  6.500% 07/15/19                                    5,000,000     5,924,650
  Series 1993 C:
  5.250% 12/01/15                                    2,750,000     2,916,788
  5.250% 12/01/15                                    1,000,000     1,062,750
  5.250% 12/01/20                                    2,595,000     2,615,708
  Series 1995 B,
  6.250% 12/01/13                                    5,000,000     5,820,650
  Series 1998 B,
  4.500% 08/01/22                                    3,000,000     2,720,250
                                                                ------------
                                                                  40,088,798
                                                                ------------
TOTAL MUNICIPAL BONDS
  (cost of $195,098,012)                                         207,283,816
                                                                ------------
SHORT-TERM OBLIGATIONS - 3.3%
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 3.3% (d)
AZ Phoenix Industrial Development Authority,
  Valley of the Sun YMCA, Series 2001,
  1.500% 01/01/31                                      100,000       100,000
DC District of Columbia,
  Series 1991 B-1,
  1.500% 06/01/03                                      300,000       300,000
IA State Finance Authority:
  Burlington Medical Center, Series 1997,
  1.500% 06/01/27                                    1,000,000     1,000,000
  Diocese of Sioux City,
  Series 1999,
  1.350% 03/01/19                                    1,100,000     1,100,000
IA State Higher Education Loan Authority:
  American Institute of Business, Series 1998,
  1.450% 11/01/13                                      970,000       970,000
  Loras College, Series 2000,
  1.450% 11/01/30                                      400,000       400,000
IA Woodbury County:
  Series 1998,
  1.350% 12/01/14                                      285,000       285,000
  Siouxland Medical Educational Foundation,
  Series 1996,
  1.400% 11/01/16                                      900,000       900,000
IN Allen County, Golden Years Homestead, Inc.,
  Series 1996,
  1.350% 08/01/21                                    1,600,000     1,600,000
NE State Educational Finance Authority,
  Creighton University,
  Series 2001,
  1.450% 08/01/31                                      200,000       200,000
NY Long Island Power Authority, Series 2001 2B,
  1.500% 05/01/33                                      200,000       200,000
                                                                ------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $7,055,000)                                             7,055,000
                                                                ------------
TOTAL INVESTMENTS - 100.6%
  (cost of $202,153,012)(e)                                      214,338,816
                                                                ------------
OTHER ASSETS & LIABILITIES, NET - (0.6)%                          (1,243,696)
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                             $213,095,120
                                                                ------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Zero coupon bond.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) This security, or a portion thereof, with a market value of $254,529 are being used to collateralize open futures contracts.
(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support documents.
(e) Cost for federal income tax purposes is $201,779,496. The difference between cost for generally accepted accounting principals and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Long futures contract open on January 31, 2002:

                               PAR VALUE                         UNREALIZED
                               COVERED BY        EXPIRATION     DEPRECIATION
           TYPE                 CONTRACT           MONTH         AT 01/31/02
--------------------------------------------------------------------------------
Treasury Bond                  $4,800,000          March          $ (4,559)
Municipal Bond Index            2,600,000          March            (8,268)
                                                                  --------
                                                                  $(12,827)
                                                                  --------

           ACRONYM                           NAME
           -------                --------------------------
            IFRN                  Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

January 31, 2002

ASSETS:
Investments, at cost                                             $202,153,012
                                                                 ------------
Investments, at value                                            $214,338,816
Cash                                                                   92,284
Receivable for:
  Investments sold                                                     10,000
  Fund shares sold                                                    140,968
  Interest                                                          2,383,135
  Expense reimbursement due from Advisor                               82,117
Deferred Trustees' compensation plan                                    5,493
                                                                 ------------
    Total Assets                                                  217,052,813
                                                                 ------------
LIABILITIES:
Payable for:
  Investments purchased                                             3,186,830
  Fund shares repurchased                                             171,538
  Futures variation margin                                             25,437
  Distributions                                                       372,018
  Management fee                                                       88,289
  Transfer agent fee                                                   64,877
  Bookkeeping fee                                                       6,946
  Audit fee                                                            24,150
  Deferred Trustees' fee                                                5,493
Other liabilities                                                      12,115
                                                                 ------------
    Total Liabilities                                               3,957,693
                                                                 ------------
NET ASSETS                                                       $213,095,120
                                                                 ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $200,724,337
Undistributed net investment income                                   581,112
Accumulated net realized loss                                        (383,306)
Net unrealized appreciation (depreciation) on:
  Investments                                                      12,185,804
  Futures contracts                                                   (12,827)
                                                                 ------------
NET ASSETS                                                       $213,095,120
                                                                 ------------
Class A:
Net assets                                                       $169,284,397
Shares outstanding                                                 21,573,916
                                                                 ------------
Net asset value and redemption price                             $       7.85(a)
                                                                 ------------
Maximum offering price per share -
  ($7.85/0.9525)                                                 $       8.24(b)
                                                                 ------------
Class B:
Net assets                                                       $ 39,009,188
Shares outstanding                                                  4,971,116
                                                                 ------------
Net asset value, offering and redemption price per share         $       7.85(a)
                                                                 ------------
Class C:
Net assets                                                       $  4,801,535
Shares outstanding                                                    611,749
                                                                 ------------
Net asset value, offering and redemption price per share         $       7.85(a)
                                                                 ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statments.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended January 31, 2002

INVESTMENT INCOME:
Interest                                                         $12,300,845

EXPENSES:
Management fee                                                     1,029,098
Distribution fee:
  Class B                                                            315,570
  Class C                                                             27,155
Service fee                                                          353,365
Bookkeeping fee                                                       81,676
Transfer agent fee                                                   374,105
Trustees' fee                                                         16,661
Custody fee                                                            3,987
Other expenses                                                       148,412
                                                                 -----------
  Total Expenses                                                   2,350,029
Fees and expenses waived by Advisor                                 (103,340)
Fees waived by Distributor - Class C                                 (10,871)
Custody earnings credit                                               (2,932)
                                                                 -----------
  Net Expenses                                                     2,232,886
                                                                 -----------
Net Investment Income                                             10,067,959
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
  Investments                                                     (1,516,175)
  Futures contracts                                                1,786,256
                                                                 -----------
Net realized gain                                                    270,081
                                                                 -----------
Net change in unrealized appreciation/depreciation on:
  Investments                                                        915,951
  Futures contracts                                                 (369,767)
                                                                 -----------
Net change in unrealized appreciation/depreciation                   546,184
                                                                 -----------
    Net Gain                                                         816,265
                                                                 -----------
Net Increase in Net Assets from Operations                       $10,884,224
                                                                 -----------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       YEAR ENDED JANUARY 31,
INCREASE (DECREASE)                               ----------------------------
  IN NET ASSETS                                        2002            2001
------------------------------------------------------------------------------

OPERATIONS:
Net investment income                             $  10,067,959   $  9,113,559
Net realized gain on investments and futures
  contracts                                             270,081      2,129,593
Net change in unrealized appreciation/
  depreciation on investments and futures
  contracts                                             546,184     15,546,916
                                                  -------------   ------------
Net Increase from Operations                         10,884,224     26,790,068
                                                  -------------   ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                            (7,529,720)    (7,256,442)
  Class B                                            (1,673,467)    (2,002,020)
  Class C                                              (159,512)       (63,974)
From net realized capital gains:
  Class A                                              (863,317)      (822,617)
  Class B                                              (191,871)      (242,447)
  Class C                                               (18,289)       (10,578)
                                                  -------------   ------------
    Total Distributions Declared to Shareholders    (10,436,176)   (10,398,078)
                                                  -------------   ------------
SHARE TRANSACTIONS:
Class A
Subscriptions                                        37,339,989     15,254,080
Distributions reinvested                              4,731,031      4,450,821
Redemptions                                         (25,144,007)   (22,722,732)
                                                  -------------   ------------
  Net Increase (Decrease)                            16,927,013     (3,017,831)
                                                  -------------   ------------
Class B
Subscriptions                                        10,707,612      3,762,978
Distributions reinvested                              1,223,203      1,377,519
Redemptions                                         (17,117,918)   (15,192,819)
                                                  -------------   ------------
  Net Decrease                                       (5,187,103)   (10,052,322)
                                                  -------------   ------------
Class C
Subscriptions                                         2,608,730      1,536,121
Distributions reinvested                                 76,057         31,566
Redemptions                                            (459,044)      (297,362)
                                                  -------------   ------------
  Net Increase                                        2,225,743      1,270,325
                                                  -------------   ------------
Net Increase (Decrease) from Share Transactions      13,965,653    (11,799,828)
                                                  -------------   ------------
Total Increase in Net Assets                         14,413,701      4,592,162
                                                  -------------   ------------
NET ASSETS
Beginning of period                                $198,681,419   $194,089,257
                                                  -------------   ------------
End of period (including undistributed net
  investment income of $581,112 and
  overdistributed net investment income of
  ($435,474), respectively)                        $213,095,120   $198,681,419
                                                  -------------   ------------
CHANGES IN SHARES:
Class A:
Subscriptions                                         4,738,642      2,017,301
Issued for distributions reinvested                     602,980        591,280
Redemptions                                          (3,196,530)    (3,054,092)
                                                  -------------   ------------
  Net Increase (Decrease)                             2,145,092       (445,511)
                                                  -------------   ------------
Class B:
Subscriptions                                         1,359,234        496,955
Issued for distributions reinvested                     155,606        183,233
Redemptions                                          (2,170,296)    (2,028,859)
                                                  -------------   ------------
  Net Decrease                                         (655,456)    (1,348,671)
                                                  -------------   ------------
Class C:
Subscriptions                                           330,561        201,534
Issued for distributions reinvested                       9,668          4,177
Redemptions                                             (58,912)       (40,811)
                                                  -------------   ------------
  Net Increase                                          281,317        164,900
                                                  -------------   ------------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATMENTS
--------------------------------------------------------------------------------

January 31, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty Massachusetts Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and Massachusetts state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares:
Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

At January 31, 2002, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

             YEAR OF                     CAPITAL LOSS
           EXPIRATION                    CARRYFORWARD
           ----------                    ------------
              2010                         $117,001

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in a $311,258 increase in cost of securities and a corresponding $311,258 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the year ended January 31, 2002 was to increase net investment income by $62,193, decrease net unrealized appreciation by $62,258, and decrease net realized loss by $65. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following reclassifications have been made to the financial statements:

                             INCREASE (DECREASE)
---------------------------------------------------------------------------
                                UNDISTRIBUTED          ACCUMULATED NET
    PAID-IN CAPITAL         NET INVESTMENT INCOME       REALIZED LOSS
---------------------------------------------------------------------------
         $(137)                      $68                     $69

These differences are primarily due to discount and premium adjustments. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

Distributions paid from:
Tax-exempt income                                                  $ 9,362,699
Ordinary income                                                        488,150
Long-term capital gain                                                 585,327
                                                                   -----------
                                                                   $10,436,176
                                                                   -----------

As of January 31, 2002, the components of distributable earnings on a tax-basis were as follows:

Undistributed income (tax exempt)                                  $   220,087
Capital loss carryforward                                             (117,001)
Unrealized appreciation                                             12,559,320

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to tax treatment for the amortization of discount and the realization for tax purposes of unrealized gains on certain futures contracts.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the funds constituting Liberty Funds Trust V as follows:

       AVERAGE DAILY NET ASSETS           ANNUAL FEE RATE
       ------------------------           ---------------
        First $2 billion                       0.50%
        Over $2 billion                        0.45%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average daily net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and received reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $24,875 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $40, $45,634, and $2,294 on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2002, the Fund's service fee was 0.17%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average daily net assets.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,932 of custody fees were reduced by balance credits during the year ended January 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

For the year ended January 31, 2002, purchases and sales of investments, other than short-term obligations, were $34,173,875 and $15,780,401, respectively.

Unrealized appreciation (depreciation) at January 31, 2002, based on cost of investments for federal income tax purposes was:

   Gross unrealized appreciation                                $14,416,941
   Gross unrealized depreciation                                 (1,857,621)
                                                                -----------
       Net unrealized appreciation                              $12,559,320
                                                                -----------

OTHER

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Investment Portfolio for a summary of open futures contracts at January 31, 2002.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 3313% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 12 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 12 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit for the year ended January 31, 2002.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JANUARY 31,
                                       --------------------------------------------------------------------------------------
CLASS A SHARES:                            2002                2001              2000              1999              1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  7.83             $  7.18           $  8.06           $  8.10           $  7.81
                                            -------             -------           -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.40(a)             0.37(b)           0.37(b)           0.38              0.40
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                    0.03                0.70             (0.84)             0.10              0.35
                                            -------             -------           -------           -------           -------
    Total from Investment Operations           0.43                1.07             (0.47)             0.48              0.75
                                            -------             -------           -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                    (0.37)              (0.38)            (0.37)            (0.38)            (0.40)
In excess of net investment income               --                  --                --             (0.01)               --(c)
From net realized gains                       (0.04)              (0.04)               --(c)          (0.13)            (0.06)
In excess of net realized gains                  --                  --             (0.04)               --(c)             --
                                            -------             -------           -------           -------           -------
    Total Distributions Declared to
Shareholders                                  (0.41)              (0.42)            (0.41)            (0.52)            (0.46)
                                            -------             -------           -------           -------           -------
NET ASSET VALUE, END OF PERIOD              $  7.85             $  7.83           $  7.18           $  8.06           $  8.10
                                            -------             -------           -------           -------           -------
Total return (d)                              5.62%(e)           15.30%(e)        (5.96)%(e)          6.25%             9.94%
                                            -------             -------           -------           -------           -------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                  0.92%               0.93%             0.93%             0.91%             0.90%
Net investment income (f)                     5.05%(g)            4.94%             4.81%             4.69%             5.05%
Waiver/reimbursement                          0.05%               0.03%             0.02%                --                --
Portfolio turnover rate                          8%                 18%               16%               21%               14%
Net assets, end of period (000)            $169,284            $152,057          $142,790          $180,628          $182,721

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 5.02% to 5.05%. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JANUARY 31,
                                       --------------------------------------------------------------------------------------
CLASS B SHARES:                            2002                2001              2000              1999              1998
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  7.83             $  7.18           $  8.06           $  8.10           $  7.81
                                            -------             -------           -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.34(a)             0.31(b)           0.31(b)           0.32              0.34
Net realized and unrealized gain
  (loss) on investments
  and futures contracts                        0.03                0.70             (0.84)             0.10              0.35
                                            -------             -------           -------           -------           -------
    Total from Investment Operations           0.37                1.01             (0.53)             0.42              0.69
                                            -------             -------           -------           -------           -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                    (0.31)              (0.32)            (0.31)            (0.32)            (0.35)
In excess of net investment income               --                  --                --             (0.01)               --(c)
From net realized gains                       (0.04)              (0.04)               --(c)          (0.10)            (0.05)
In excess of net realized gains                  --                  --             (0.04)            (0.03)               --
                                            -------             -------           -------           -------           -------
    Total Distributions Declared to
     Shareholders                             (0.35)              (0.36)            (0.35)            (0.46)            (0.40)
                                            -------             -------           -------           -------           -------
NET ASSET VALUE, END OF PERIOD              $  7.85             $  7.83           $  7.18           $  8.06           $  8.10
                                            -------             -------           -------           -------           -------
Total return (d)                              4.86%(e)           14.45%(e)        (6.67)%(e)          5.44%             9.13%
                                            -------             -------           -------           -------           -------
RATIOS TO AVERAGE NET ASSETS
Net expenses (f)                              1.67%               1.68%             1.68%             1.66%             1.65%
Net investment income (f)                     4.30%(g)            4.19%             4.06%             3.94%             4.30%
Waiver/reimbursement                          0.05%               0.03%             0.02%                --                --
Portfolio turnover rate                          8%                 18%               16%               21%               14%
Net assets at end of period (000)           $39,009             $44,038           $50,110           $59,789           $59,160

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Rounds to less than $0.01.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.27% to 4.30%. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                                                       YEAR ENDED JANUARY 31,
                                       --------------------------------------------------------------------------------------
CLASS C SHARES:                            2002                2001              2000              1999             1998(a)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  7.83             $  7.18           $  8.06           $  8.10           $  8.07
                                            -------             -------           -------           -------           -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.36(b)             0.34(c)           0.33(c)           0.35              0.18
Net realized and unrealized gain
  (loss) on investments
  and futures contracts                        0.04                0.70             (0.84)             0.10              0.09
                                            -------             -------           -------           -------           -------
    Total from Investment Operations           0.40                1.04             (0.51)             0.45              0.27
                                       ------------         -----------       -----------       -----------       -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                    (0.34)              (0.35)            (0.33)            (0.35)            (0.18)
In excess of net investment income               --                  --                --             (0.01)               --(d)
From net realized gains                       (0.04)              (0.04)               --(d)          (0.13)            (0.06)
In excess of net realized gains                  --                  --             (0.04)               --(d)             --
                                            -------             -------           -------           -------           -------
    Total Distributions Declared to
Shareholders                                  (0.38)              (0.39)            (0.37)            (0.49)            (0.24)
                                            -------             -------           -------           -------           -------
NET ASSET VALUE, END OF PERIOD              $  7.85             $  7.83           $  7.18           $  8.06           $  8.10
                                            -------             -------           -------           -------           -------
Total return (e)(f)                           5.17%              14.79%           (6.38)%             5.76%             3.40%(g)
                                            -------             -------           -------           -------           -------
RATIOS TO AVERAGE NET ASSETS
Expenses (h)                                  1.37%               1.38%             1.38%             1.36%             1.37%(i)
Net investment income (h)                     4.60%(j)            4.49%             4.36%             4.24%             4.47%(i)
Waiver/reimbursement                          0.35%               0.33%             0.32%             0.30%             0.30%(i)
Portfolio turnover rate                          8%                 18%               16%               21%               14%
Net assets at end of period (000)            $4,802              $2,586            $1,189              $698              $206

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(d) Rounds to less than $0.01.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(i) Annualized.
(j) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for
    Investment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.57% to 4.60%. Per share data and ratios and supplemental data for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V
AND SHAREHOLDERS OF LIBERTY MASSACHUSETTS TAX-EXEMPT  FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Liberty Massachusetts Tax-Exempt Fund (the
Fund), one of the series of Liberty Funds Trust V, as of January 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2002 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Massachusetts Tax-Exempt Fund, one of the series of Liberty Funds Trust V at January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                          ERNST & YOUNG LLP

Boston, Massachusetts
March 15, 2002

--------------------------------------------------------------------------------
UNAUDITED INFORMATION
--------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On September 26, 2001, a Special Meeting of Shareholders of Liberty Massachusetts Tax-Exempt Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 26,098,542 shares outstanding. The votes cast were as follows:

PROPOSAL 1.
                                                                                                                % OF SHARES TO
                                                                                             % OF                TOTAL SHARES
TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT:                      SHARES           OUTSTANDING SHARES             VOTED
------------------------------------------------------------------------------------------------------------------------------
For                                                                17,668,392               67.70%                  93.45%
Against                                                               628,731                2.41%                   3.32%
Abstain                                                               609,887                2.34%                   3.23%
------------------------------------------------------------------------------------------------------------------------------

FEDERAL TAX INFORMATION
100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]


----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at
800-426-3750.

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                            YEAR FIRST                                                IN
                                 POSITION   ELECTED OR                                              COMPLEX
                                   WITH     APPOINTED                                              OVERSEEN       OTHER
                                  LIBERTY       TO            PRINCIPAL OCCUPATION(s)                 BY       DIRECTORSHIPS
NAME, ADDRESS AND AGE              FUNDS      OFFICE          DURING PAST FIVE YEARS                TRUSTEE        HELD

DISINTERESTED TRUSTEES

Douglas A. Hacker (age 46)        Trustee      2000    President of UAL Loyalty Services and          103           None
c/o Liberty Funds Group LLC                            Executive Vice President of United Airlines
One Financial Center                                   (airline) since September 2001 (formerly
Boston, MA 02111                                       Executive Vice President from July 1999 to
                                                       September 2001); Chief Financial Officer of
                                                       United Airlines since July 1999; Senior
                                                       Vice President and Chief Financial Officer
                                                       of UAL, Inc. prior thereto.

Janet Langford Kelly (age 44)     Trustee      2000    Executive Vice President - Corporate           103           None
c/o Liberty Funds Group LLC                            Development and Administration, General
One Financial Center                                   Counsel and Secretary, Kellogg Company
Boston, MA 02111                                       (food manufacturer), since September 1999;
                                                       Senior Vice President, Secretary and
                                                       General Counsel, Sara Lee Corporation
                                                       (branded, packaged, consumer-products
                                                       manufacturer) prior thereto.

Richard W. Lowry (age 65)         Trustee      1995    Private Investor since August 1987             105           None
c/o Liberty Funds Group LLC                            (formerly Chairman and Chief Executive
One Financial Center                                   Officer, U.S. Plywood Corporation (building
Boston, MA 02111                                       products manufacturer)).

Salvatore Macera (age 70)         Trustee      1998    Private Investor since 1981 (formerly          103          None
c/o Liberty Funds Group LLC                            Executive Vice President and Director of
One Financial Center                                   Itek Corporation (electronics) from 1975 to
Boston, MA 02111                                       1981).

Charles R. Nelson (age 59)        Trustee      2000    Van Voorhis Professor, Department of           103          None
c/o Liberty Funds Group LLC                            Economics, University of Washington;
One Financial Center                                   consultant on econometric and statistical
Boston, MA 02111                                       matters.

John J. Neuhauser (age 58)        Trustee      1985    Academic Vice President and Dean of            105      Saucony, Inc.
c/o Liberty Funds Group LLC                            Faculties since August 1999, Boston College          (athletic footwear),
One Financial Center                                   (formerly Dean, Boston College School of               SkillSoft Corp.
Boston, MA 02111                                       Management from September 1977 to September             (e-learning).
                                                             1999).

Thomas E. Stitzel (age 65)        Trustee      1998    Business Consultant since 1999 (formerly       103          None
c/o Liberty Funds Group LLC                            Professor of Finance from 1975 to 1999 and
One Financial Center                                   Dean from 1977 to 1991, College of
Boston, MA 02111                                       Business, Boise State University);
                                                       Chartered Financial Analyst.

Thomas C. Theobald (age 64)       Trustee      2000    Managing Director, William Blair Capital       103    Xerox Corporation
c/o Liberty Funds Group LLC                            Partners (private equity investing) since            (business products and
One Financial Center                                   1994 (formerly Chief Executive Officer and           services), Anixter
Boston, MA 02111                                       Chairman of the Board of Directors,                  International (network
                                                       Continental Bank Corporation).                        support equipment
                                                                                                            distributor), Jones Lang
                                                                                                            LaSalle (real estate
                                                                                                            management services)
                                                                                                             and MONY Group (life
                                                                                                                insurance).

Anne-Lee Verville (age 56)        Trustee      1998    Author and speaker on educational systems      103   Chairman of the Board of
c/o Liberty Funds Group LLC                            needs (formerly General Manager, Global              Directors, Enesco Group,
One Financial Center                                   Education Industry from 1994 to 1997, and            Inc. (designer, importer
Boston, MA 02111                                       President, Applications Solutions Division           and distributor of
                                                       from 1991 to 1994, IBM Corporation (global              giftware and
                                                       education and global applications)).                   collectibles).

INTERESTED TRUSTEES

William E. Mayer* (age 61)        Trustee      1994    Managing Partner, Park Avenue Equity           105   Lee Enterprises (print
c/o Liberty Funds Group LLC                            Partners (private equity fund) since February        and online media), WR
One Financial Center                                   1999 (formerly Founding Partner, Development            Hambrecht + Co.
Boston, MA 02111                                       Capital LLC from November 1996 to February           (financial service
                                                       1999; Dean and Professor, College of                 provider) First Health
                                                       Business and Management, University of                 (health care) and
                                                       Maryland from October 1992 to November               Systech Retail Systems
                                                       1996).                                                (retail  industry
                                                                                                             technology  provider).

Joseph R. Palombo* (age 48)     Trustee and    2000    Chief Operating Officer of Columbia            103          None
One Financial Center            Chairman of            Management Group, Inc. (Columbia Management
Boston, MA 02111                 the Board             Group) since November 2001; formerly Chief
                                                       Operations Officer of Mutual Funds, Liberty
                                                       Financial Companies, Inc. from August 2000
                                                       to November 2001; Executive Vice President
                                                       of Stein Roe & Farnham Incorporated (Stein
                                                       Roe) since April 1999; Executive Vice
                                                       President and Director of the Advisor since
                                                       April 1999, Executive Vice President and
                                                       Chief Administrative Officer of Liberty
                                                       Funds Group LLC (LFG) since April 1999;
                                                       Director of Stein Roe since September 2000;
                                                       Trustee and Chairman of the Board of Stein
                                                       Roe Mutual Funds since October 2000;
                                                       Manager of Stein Roe Floating Rate Limited
                                                       Liability Company since October 2000
                                                       (formerly Vice President of Liberty Funds
                                                       from April 1999 to August 2000; Chief
                                                       Operating Officer and Chief Compliance
                                                       Officer, Putnam Mutual Funds from December
                                                       1993 to March 1999).

Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS AND TRANSFER AGENT
-----------------------------------------------------------------------------------------------------------------------------------
                                                 YEAR FIRST
                                     POSITION    ELECTED OR
                                   WITH LIBERTY  APPOINTED
   NAME, ADDRESS AND AGE              FUNDS      TO OFFICE               PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
OFFICERS

Keith T. Banks (age 46)             President       2001     President of Liberty Funds since November 2001; Chief Investment
Fleet Asset Management                                       Officer and Chief Executive Officer of Columbia Management Group since
590 Madison Avenue, 36th Floor                               2000 (formerly Managing Director and Head of U.S. Equity, J.P. Morgan
Mail Stop NY EH 30636A                                       Investment Management from November 1996 to August 2000).
New York, NY 10022

Vicki L. Benjamin (age 40)            Chief         2001     Chief Accounting Officer of Liberty Funds and Liberty All-Star Funds
One Financial Center                Accounting               since June 2001; Vice President of LFG since April 2001 (formerly Vice
Boston, MA 02111                     Officer                 President, Corporate Audit, State Street Bank and Trust Company from
                                                             May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                             Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand
                                                             LLP).

J. Kevin Connaughton (age 37)       Treasurer       2000     Treasurer of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                         December, 2000 (formerly Controller of Liberty Funds and of Liberty
Boston, MA 02111                                             All-Star Funds from February 1998 to October 2000); Treasurer of Stein
                                                             Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                             February 2001); Senior Vice President of LFG since January, 2001
                                                             (formerly Vice President from April 2000 to January 2001; Vice
                                                             President of the Advisor from February 1998 to October 2000; Senior
                                                             Tax Manager, Coopers & Lybrand, LLP from April 1996 to January 1998).

Michelle G. Azrialy (age 32)        Controller      2001     Controller of Liberty Funds and of Liberty All-Star Funds since May
One Financial Center                                         2001, Vice President of LFG since March 2001 (formerly Assistant Vice
Boston, MA 02111                                             President of Fund Administration from September 2000 to February 2001;
                                                             Compliance Manager of Fund Administration from September 1999 to
                                                             August 2000) (formerly Assistant Treasurer, Chase Global Fund Services
                                                             - Boston from August 1996 to September 1999).

Jean S. Loewenberg (age 56)         Secretary       2002     Secretary of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                         February 2002; Vice President and Group Senior Counsel, Fleet National
Boston, MA 02111                                             Bank since November 1996.


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Massachusetts Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Massacxhusetts Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
LIBERTY MASSACHUSETTS TAX-EXEMPT FUND

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Massachusetts Tax-Exempt Fund
ANNUAL REPORT, JANUARY 31, 2002                                   -------------
                                                                    PRSRT STD
[Graphic Omitted] LibertyFunds                                    U.S. POSTAGE
                                                                      PAID
      A Member of Columbia Management Group                       HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                  -------------


(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                                775-02/7351-0102 (03/02) 02/395